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                        SUPPLEMENT DATED MARCH 26, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1996

                            EQUITY GROWTH PORTFOLIO

                           EMERGING GROWTH PORTFOLIO

                               MICROCAP PORTFOLIO

                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

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    The Prospectus is hereby amended and supplemented to reflect the resignation of Dennis G. Sherva as Portfolio Manager of the Emerging Growth Portfolio. Therefore, effective April 1, 1997, Kurt A. Feuerman, Christopher R. Blair and Daniel R. Lascano are assuming the positions of Portfolio Managers of the Emerging Growth Portfolio. Accordingly, the first paragraph on Page 26 is hereby deleted and replaced with the following:

    EMERGING GROWTH PORTFOLIO -- KURT A. FEUERMAN, DANIEL R. LASCANO AND CHRISTOPHER R. BLAIR. Information about Mr. Feuerman is included under the Equity Growth Portfolio above.

    Daniel Lascano is a Vice President of Morgan Stanley Asset Management. He joined the Firm in 1993 as an equity analyst. Prior to joining MSAM, Mr. Lascano worked at Morgan Stanley & Co. as a research assistant to Kurt Feuerman. Mr. Lascano graduated from the University of California at Berkeley with a B.A. in Economics and Statistics.

    Christopher Blair joined Morgan Stanley Asset Management in 1993 as a Security Analyst in the Emerging Growth Stock Group. He was elected Vice President in 1996. Prior to joining MSAM, he was a Financial Analyst for two years in Morgan Stanley's Corporate Finance Department, where he focused on the telecommunications and technology sectors. Mr. Blair graduated with Distinction from McGill University with a B.A. in Economics and Political Science. Mr. Feuerman, Mr. Lascano and Mr. Blair have shared primary responsibility for managing the Portfolio's assets since April 1997.

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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.